Consolidated Statements of Income (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Net revenue:
Dialysis Care Revenue	$ 3,013,544,000	$ 2,811,244,000	$ 5,858,968,000	$ 5,553,179,000
Valuation Allowances and Reserves, Adjustments	(64,715,000)	(67,798,000)	(127,952,000)	(131,547,000)
Net Dialysis care revenue	2,948,829,000	2,743,446,000	5,731,016,000	5,421,632,000
Dialysis Products Revenue	885,973,000	869,069,000	1,667,378,000	1,654,804,000
Net revenue	3,834,802,000	3,612,515,000	7,398,394,000	7,076,436,000
Costs of revenue:
Dialysis Care Cost of Revenue	2,201,418,000	2,057,342,000	4,319,022,000	4,041,566,000
Dialysis Products Cost of Revenue	421,966,000	396,800,000	785,822,000	766,979,000
Cost of revenues	2,623,384,000	2,454,142,000	5,104,844,000	4,808,545,000
Gross profit	1,211,418,000	1,158,373,000	2,293,550,000	2,267,891,000
Operating expenses:
Selling, general and administrative	630,641,000	595,356,000	1,250,374,000	1,187,070,000
Research and development	30,701,000	30,921,000	60,729,000	61,293,000
Income from equity method investees	(5,969,000)	(4,416,000)	(18,491,000)	(9,224,000)
Gain on the sale of dialysis clinics	(228,000)	(7,727,000)	(230,000)	(8,800,000)
Operating income	556,273,000	544,239,000	1,001,168,000	1,037,552,000
Other (income) expense:
Interest income	(12,899,000)	(6,653,000)	(28,314,000)	(17,242,000)
Interest expense	111,305,000	109,704,000	222,981,000	224,522,000
Income before income taxes	457,867,000	441,188,000	806,501,000	830,272,000
Income tax expense	177,291,000	143,613,000	278,575,000	272,614,000
Net Income	280,576,000	297,575,000	527,926,000	557,658,000
Less: Net income attributable to noncontrolling interests	46,934,000	35,051,000	88,822,000	69,635,000
Net Income attributable to the Company	233,642,000	262,524,000	439,104,000	488,023,000
Basic income per Ordinary share	$ 0.77	$ 0.86	$ 1.46	$ 1.59
Earning Per Share Diluted	$ 0.77	$ 0.85	$ 1.45	$ 1.59